Winslow Green Mutual Funds

winslow green growth fund
Investor Shares (Ticker: WGGFX)
Institutional Shares (Ticker: WGGIX)

Supplement dated September 13, 2011 to
Prospectus dated April 29, 2011

Effective October 1, 2011, three individuals will be named as portfolio managers to the Winslow Green Growth Fund, replacing the current manager.  Accordingly, referenced pages of the Prospectus are updated as follows:

Page 4:

Portfolio Managers

Karina Funk, CFA, Portfolio Manager since October 1, 2011
Elizabeth Levy, CFA, Portfolio Manager since October 1, 2011
David Powell, CFA, Portfolio Manager since October 1, 2011

Page 10:

Portfolio Managers

An investment team manages the Winslow Green Growth Fund’s portfolio.  Karina Funk, Elizabeth Levy, and David Powell are the Fund’s portfolio managers and retain equal decision-making authority in the day-to-day management of the Fund’s assets; Jackson Robinson is a senior member of the investment team.

Ms. Karina Funk, CFA,  has been a member of the Fund’s investment team since 2007 and a portfolio manager of the Fund since 2011.  She joined the firm’s equity research team in 2007, with a focus on companies in the clean technology sector.  Prior to joining Winslow, Ms. Funk was a Principal at Charles River Ventures in 2006 and a portfolio manager at Massachusetts Renewable Energy Trust between 2003 and 2006.  Ms. Funk earned a B.S. in Chemical Engineering from Purdue University, a Master’s Degree in Civil & Environmental Engineering and a Master’s Degree in Technology & Policy from the Massachusetts Institute of Technology and a Post-Graduate Diploma from Ếcole Polytechnique in France.

Ms. Elizabeth Levy, CFA,  has been a member of the Fund’s investment team since 2004 and a portfolio manager of the Fund since 2011.  She joined the firm’s equity research team in 2004, with a focus on companies in the water and transportation sectors, and specializes in environmentally-focused equity research.  Ms. Levy earned a B.S. in Chemistry from the College of William and Mary and a Master’s Degree in Environmental Management from the Yale School of Forestry and Environmental Studies.

Mr. David Powell, CFA,  has been a member of the Fund’s investment team since 2010 and a portfolio manager of the Fund since 2011.  Previously, Mr. Powell was the Portfolio Manager of the Brown Advisory Opportunity Fund from 2007 to 2010.  He joined Brown Advisory’s equity research team in 1999, with a focus on companies in the energy and industrials sectors.  Mr. Powell earned a B.A. from Bowdoin College.

Another senior member of the Fund’s team includes:

Mr. Jackson Robinson founded Winslow Management Company in 1983 and has been a member of Brown’s senior management since Winslow joined Brown Advisory in 2009.  He is a contributing research analyst for the Fund.  Mr. Robinson has been a member of the Fund’s investment team since the Fund’s inception in 1994 and served as the Fund’s sole portfolio manager until 2011.  Mr. Robinson earned a B.A. in Political Science from Brown University.

1

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Fund.

Please retain this Supplement with the Prospectus.

2

Winslow Green Mutual Funds

winslow green growth fund
Investor Shares (Ticker: WGGFX)
Institutional Shares (Ticker: WGGIX)

Supplement dated September 13, 2011 to
Statement of Additional Information dated April 29, 2011

Effective October 1, 2011, the Winslow Green Growth Fund will be managed by Karina Funk, Elizabeth Levy and David Powell, who will be jointly responsible for the day-to-day management of the Fund, replacing the current portfolio manager.  Jackson Robinson will continue to serve as a senior member of the investment team.  Accordingly, referenced pages of the Statement of Additional Information are updated to include the following:

Pages 32 and 33:

Portfolio Managers.
The Fund is team managed by Karina Funk, Elizabeth Levy and David Powell.

The following provides information regarding other accounts managed by Ms. Funk as of July 31, 2011.

Karina Funk
Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following provides information regarding other accounts managed by Ms. Levy and Mr. Powell as of July 31, 2011.

Elizabeth Levy and David Powell

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	23	$36.6 million	0	$0

Page 34:

The following indicates the dollar range of beneficial ownership of shares by Ms. Funk, Ms. Levy and Mr. Powell in the Fund as of July 31, 2011:

Dollar Range of Equity Securities in the each Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001-$500,000-$500,001-$1,000,000, Over $1,000,000)

Winslow Green Growth Fund
Karina Funk	$10,001 - $50,000
Elizabeth Levy	$1 - $10,000
David Powell	None

Please retain this Supplement with the Statement of Additional Information.